Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares
Current liabilities	¥ 2,201,131	$ 319,135	¥ 2,576,085
Non-current liabilities	102,504	$ 14,861	168,656
Variable Interest Entity (VIE) [Member] | Nonrecourse [Member]
Current liabilities | ¥	992,531		1,057,062
Non-current liabilities | ¥	¥ 89,070		¥ 120,329
Common Class A [Member]
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized	750,000,000	750,000,000	750,000,000
Common stock, shares issued	89,401,484	89,401,484	86,993,764
Common stock, shares outstanding	89,401,484	89,401,484	86,993,764
Common Class B [Member]
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	150,386,517	150,386,517	151,076,517
Common stock, shares outstanding	150,386,517	150,386,517	151,076,517